Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.3%
Aristocrat Leisure Ltd.	825,855	$35,271,481
ASX Ltd.	140,559	6,364,781
Brambles Ltd.	2,024,083	26,599,805
CAR Group Ltd.	552,137	11,784,978
Cochlear Ltd.	95,757	16,769,980
Coles Group Ltd.	684,537	9,295,879
Commonwealth Bank of Australia	2,447,823	260,911,228
Computershare Ltd.	770,966	20,146,424
CSL Ltd.	708,263	113,685,373
Goodman Group	1,929,025	36,928,937
James Hardie Industries PLC(a)	627,603	14,731,218
Lottery Corp. Ltd. (The)	3,249,282	10,828,320
Macquarie Group Ltd.	528,400	65,297,044
Northern Star Resources Ltd.	1,982,618	24,353,836
Origin Energy Ltd.	1,260,041	8,588,446
Pro Medicus Ltd.	83,980	12,314,014
Qantas Airways Ltd.	1,107,378	6,261,026
QBE Insurance Group Ltd.	769,663	10,636,682
REA Group Ltd.	77,565	12,323,507
Reece Ltd.	324,991	3,277,301
SGH Ltd.	298,237	9,753,741
Sonic Healthcare Ltd.	670,209	11,190,454
South32 Ltd.	4,317,431	7,440,208
Transurban Group	4,540,359	40,914,868
Treasury Wine Estates Ltd.	1,187,058	6,785,208
Wesfarmers Ltd.	1,659,878	83,153,661
WiseTech Global Ltd.	269,718	15,336,955
Woolworths Group Ltd.	627,662	12,667,872
Xero Ltd.(a)	212,003	22,326,687
		915,939,914
Austria — 0.0%
Verbund AG	99,716	7,663,271
Belgium — 1.2%
Anheuser-Busch InBev SA	657,204	43,315,627
Argenx SE(a)	88,111	56,959,289
D'ieteren Group	31,502	6,290,977
Lotus Bakeries NV	600	5,769,044
UCB SA	184,611	33,846,418
		146,181,355
China — 0.0%
Wharf Holdings Ltd. (The)	533,000	1,338,842
Denmark — 4.1%
Carlsberg A/S, Class B	91,122	12,415,704
Coloplast A/S, Class B	184,227	20,847,690
Demant A/S(a)	130,656	4,758,083
DSV A/S	298,950	63,365,354
Genmab A/S(a)	91,717	19,447,545
Novo Nordisk A/S, Class B	4,710,900	314,977,893
Novonesis (Novozymes) B, Class B	514,528	33,422,362
Orsted A/S(a)(b)	246,557	9,811,234
Pandora A/S	119,582	17,801,320
Rockwool A/S, Class B	136,947	6,251,653
Vestas Wind Systems A/S	957,422	12,764,541
Zealand Pharma A/S(a)	60,075	4,248,870
		520,112,249
Finland — 0.3%
Kone OYJ, Class B	174,701	10,819,549
Metso OYJ	905,264	9,836,330
Security	Shares	Value
Finland (continued)
Orion OYJ, Class B	55,667	$3,485,396
Wartsila OYJ Abp	736,473	13,607,319
		37,748,594
France — 11.9%
Accor SA	285,104	14,047,754
Air Liquide SA	845,837	173,801,047
Airbus SE	869,173	147,490,403
Alstom SA(a)	507,691	12,260,312
BioMerieux	60,704	8,193,847
Bureau Veritas SA	462,653	14,686,020
Capgemini SE	224,809	35,891,291
Dassault Aviation SA	14,529	5,238,672
Dassault Systemes SE	978,885	36,684,831
Edenred SE	354,635	11,059,986
EssilorLuxottica SA	282,741	81,472,663
Eurofins Scientific SE	196,581	12,405,509
Euronext NV(b)	39,915	6,671,680
Getlink SE	157,546	2,991,517
Hermes International SCA	46,251	127,198,573
La Francaise des Jeux SAEM(b)	149,017	5,311,582
Legrand SA	249,337	27,402,090
L'Oreal SA	351,699	155,403,708
LVMH Moet Hennessy Louis Vuitton SE	402,526	222,970,954
Safran SA	526,711	140,168,147
Sartorius Stedim Biotech	42,698	10,076,340
Schneider Electric SE	799,894	186,891,833
STMicroelectronics NV	986,092	22,416,937
Thales SA	135,687	38,008,958
		1,498,744,654
Germany — 9.6%
adidas AG	251,234	57,806,817
Beiersdorf AG	144,838	20,407,381
Brenntag SE	180,117	12,028,907
Commerzbank AG	482,615	12,773,630
Covestro AG, NVS(a)	170,388	11,465,634
CTS Eventim AG & Co. KGaA	91,252	10,812,174
Delivery Hero SE, Class A(a)(b)	274,965	7,771,208
Deutsche Bank AG, Registered	943,422	24,736,847
Deutsche Boerse AG	274,827	88,520,087
GEA Group AG	227,356	14,832,634
Hannover Rueck SE	88,313	28,348,436
Infineon Technologies AG	1,910,210	63,271,973
Knorr-Bremse AG	106,794	10,591,481
Merck KGaA	189,047	26,319,139
MTU Aero Engines AG	51,081	17,679,415
Nemetschek SE	84,390	11,214,144
Puma SE	151,802	3,919,656
Qiagen NV	314,822	13,510,799
Rational AG	7,467	6,406,941
Rheinmetall AG	63,715	108,509,974
SAP SE	1,527,424	446,907,024
Scout24 SE(b)	109,500	13,049,855
Siemens AG, Registered	389,086	89,591,495
Siemens Energy AG(a)	608,229	46,945,342
Siemens Healthineers AG(b)	411,755	22,196,621
Symrise AG, Class A	193,876	22,360,000
Zalando SE(a)(b)	324,415	11,846,428
		1,203,824,042
Hong Kong — 1.9%
AIA Group Ltd.	10,261,400	76,887,764
CK Infrastructure Holdings Ltd.	925,500	6,237,546

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Futu Holdings Ltd., ADR	81,717	$7,543,296
Galaxy Entertainment Group Ltd.	3,191,000	11,524,606
Hong Kong & China Gas Co. Ltd.	16,331,000	14,694,203
Hong Kong Exchanges & Clearing Ltd.	1,759,300	76,863,262
MTR Corp. Ltd.	2,274,500	7,852,316
Sands China Ltd.(a)	3,524,000	6,311,304
SITC International Holdings Co. Ltd.	1,951,000	5,395,966
Techtronic Industries Co. Ltd.	2,024,500	20,374,531
		233,684,794
Ireland — 0.3%
Kerry Group PLC, Class A	217,991	23,076,905
Kingspan Group PLC	225,079	18,993,161
		42,070,066
Israel — 0.9%
Check Point Software Technologies Ltd.(a)(c)	128,700	28,257,372
CyberArk Software Ltd.(a)	68,364	24,075,066
Elbit Systems Ltd.	25,413	9,770,791
Global-e Online Ltd.(a)	147,079	5,281,607
Monday.com Ltd.(a)	54,516	15,318,451
Nice Ltd.(a)	91,834	14,346,672
Nova Ltd.(a)	42,583	8,221,623
Wix.com Ltd.(a)	76,808	13,025,869
		118,297,451
Italy — 1.5%
Amplifon SpA	179,582	3,437,010
Davide Campari-Milano NV	903,574	6,063,197
DiaSorin SpA	32,367	3,698,794
Ferrari NV	184,378	84,404,699
Infrastrutture Wireless Italiane SpA(b)	485,947	5,803,248
Leonardo SpA	592,633	30,809,996
Moncler SpA	339,314	20,942,756
Prysmian SpA	410,281	22,537,642
Recordati Industria Chimica e Farmaceutica SpA	169,241	9,986,627
		187,683,969
Japan — 21.4%
Advantest Corp.	1,121,400	46,914,820
Aeon Co. Ltd.	956,500	28,284,827
Ajinomoto Co. Inc.	1,338,900	27,385,959
ANA Holdings Inc.	233,800	4,491,164
Asahi Group Holdings Ltd.	2,103,500	29,075,185
Asics Corp.	971,800	20,887,911
Bandai Namco Holdings Inc.	304,900	10,596,042
Canon Inc.	1,364,900	42,120,439
Capcom Co. Ltd.	505,800	14,643,167
Chugai Pharmaceutical Co. Ltd.	982,400	56,595,583
Daifuku Co. Ltd.	472,400	12,497,089
Daiichi Sankyo Co. Ltd.	2,560,100	65,488,919
Daikin Industries Ltd.	386,000	43,974,365
Denso Corp.	1,794,000	23,164,001
Dentsu Group Inc.	291,600	6,113,720
Disco Corp.	135,100	26,139,077
FANUC Corp.	1,381,000	35,049,310
Fast Retailing Co. Ltd.	281,600	92,630,848
Fuji Electric Co. Ltd.	195,100	8,675,458
FUJIFILM Holdings Corp.	571,500	11,705,675
Fujikura Ltd.	367,900	13,688,409
Fujitsu Ltd.	2,570,300	57,100,380
Hikari Tsushin Inc.	25,700	7,128,602
Hitachi Ltd.	6,782,000	167,620,605
Hoshizaki Corp.	105,100	4,468,442
Hoya Corp.	509,500	59,950,869
Security	Shares	Value
Japan (continued)
Idemitsu Kosan Co. Ltd.	456,200	$2,827,077
ITOCHU Corp.	1,738,700	88,922,222
Japan Exchange Group Inc.	943,100	10,492,706
Kansai Electric Power Co. Inc. (The)	483,700	5,959,395
Kao Corp.	237,600	10,174,394
Keyence Corp.	285,148	119,217,957
Kikkoman Corp.	991,000	9,701,069
Kobe Bussan Co. Ltd.	220,800	6,747,676
Konami Group Corp.	146,600	20,936,814
Lasertec Corp.	116,900	10,868,231
M3 Inc.(a)	644,200	8,073,494
Makita Corp.	347,500	10,162,307
Minebea Mitsumi Inc.	531,100	7,783,814
Mitsubishi Heavy Industries Ltd.	4,678,900	92,234,412
MonotaRO Co. Ltd.	367,100	7,060,386
MS&AD Insurance Group Holdings Inc.	1,221,000	27,753,083
Murata Manufacturing Co. Ltd.	862,500	12,287,657
NEC Corp.	1,223,000	29,771,267
Nexon Co. Ltd.	492,700	7,730,302
Nidec Corp.	1,215,300	21,597,486
Nippon Paint Holdings Co. Ltd.	1,388,000	10,574,849
Nippon Sanso Holdings Corp.	254,700	8,151,226
Nissin Foods Holdings Co. Ltd.	288,500	6,361,083
Nitori Holdings Co. Ltd.	115,500	13,742,737
Nitto Denko Corp.	1,029,900	18,102,358
Nomura Research Institute Ltd.	552,070	20,905,472
NTT Data Group Corp.	915,900	18,190,130
Obic Co. Ltd.	469,700	16,444,898
Olympus Corp.	569,900	7,467,395
Omron Corp.	255,100	7,572,628
Oracle Corp./Japan	56,500	6,792,510
Oriental Land Co. Ltd./Japan	1,581,400	33,493,254
Otsuka Corp.	165,000	3,659,545
Otsuka Holdings Co. Ltd.	645,100	31,449,122
Pan Pacific International Holdings Corp.	555,100	17,090,103
Rakuten Group Inc.(a)	1,430,700	8,435,876
Recruit Holdings Co. Ltd.	2,050,100	113,606,809
SCREEN Holdings Co. Ltd.	118,100	7,853,297
SCSK Corp.	112,500	2,942,485
Seven & i Holdings Co. Ltd.	3,238,300	47,669,784
Shimadzu Corp.	345,000	8,831,111
Shimano Inc.	110,300	15,539,650
Shin-Etsu Chemical Co. Ltd.	2,613,200	79,523,515
Shiseido Co. Ltd.	379,400	6,237,804
SMC Corp.	83,400	26,991,651
SoftBank Group Corp.	1,395,100	70,549,695
Sompo Holdings Inc.	650,600	21,320,875
Sony Group Corp.	8,995,500	237,326,336
Suntory Beverage & Food Ltd.	202,800	7,086,002
Suzuki Motor Corp.	803,100	9,624,075
Sysmex Corp.	735,000	13,643,917
Takeda Pharmaceutical Co. Ltd.	813,400	24,604,212
TDK Corp.	2,829,400	30,193,778
Terumo Corp.	1,951,300	37,349,289
TIS Inc.	198,200	5,720,681
Toho Co. Ltd./Tokyo	56,500	3,225,668
Tokio Marine Holdings Inc.	2,604,000	104,374,445
Tokyo Electron Ltd.	655,400	97,587,958
Tokyo Metro Co. Ltd.	431,300	5,465,017
Trend Micro Inc./Japan	186,000	13,345,610
Unicharm Corp.	1,627,100	15,107,848
Yakult Honsha Co. Ltd.	132,400	2,719,764

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yaskawa Electric Corp.	329,200	$6,936,009
Yokogawa Electric Corp.	334,000	7,227,809
Zensho Holdings Co. Ltd.	140,600	8,688,141
ZOZO Inc.	584,700	5,937,912
		2,692,356,948
Netherlands — 5.9%
Adyen NV(a)(b)	32,260	52,203,547
Akzo Nobel NV	249,179	15,731,799
ASM International NV	68,617	33,539,095
ASML Holding NV	576,068	385,644,047
BE Semiconductor Industries NV	119,094	12,898,319
CVC Capital Partners PLC(a)(b)	305,660	5,453,860
Heineken Holding NV	188,644	14,750,043
Heineken NV	422,366	37,808,163
IMCD NV	86,098	11,449,368
InPost SA(a)	324,949	5,489,000
Koninklijke Philips NV(a)	759,620	19,279,017
Prosus NV	1,000,984	46,930,725
Universal Music Group NV	1,209,526	35,566,693
Wolters Kluwer NV	348,885	61,598,768
		738,342,444
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	856,904	17,286,336
Infratil Ltd.	673,184	4,219,333
		21,505,669
Norway — 0.5%
Gjensidige Forsikring ASA	291,641	6,824,062
Kongsberg Gruppen ASA	128,694	20,733,721
Mowi ASA	681,109	12,489,129
Norsk Hydro ASA	2,060,588	10,930,213
Salmar ASA	33,202	1,640,681
Yara International ASA	242,544	7,871,412
		60,489,218
Portugal — 0.2%
EDP Renovaveis SA	452,952	4,241,784
Galp Energia SGPS SA	612,087	9,483,538
Jeronimo Martins SGPS SA	413,687	10,012,205
		23,737,527
Singapore — 1.8%
DBS Group Holdings Ltd.	1,891,340	61,448,093
Grab Holdings Ltd., Class A(a)	3,360,019	16,396,893
Sea Ltd., ADR(a)	534,163	71,604,550
Sembcorp Industries Ltd.	1,292,000	6,535,154
Singapore Airlines Ltd.	748,300	3,840,211
Singapore Exchange Ltd.	1,463,472	16,099,439
Singapore Technologies Engineering Ltd.	1,477,000	8,386,761
Singapore Telecommunications Ltd.	10,851,000	31,394,051
Yangzijiang Shipbuilding Holdings Ltd.	3,708,600	6,352,695
		222,057,847
Spain — 1.9%
Aena SME SA(b)	109,061	27,397,858
Amadeus IT Group SA	658,959	51,868,639
Cellnex Telecom SA(b)	770,167	31,168,157
Ferrovial SE	692,546	33,784,124
Grifols SA(a)	536,595	5,080,816
Industria de Diseno Textil SA	1,591,983	85,608,857
		234,908,451
Sweden — 3.8%
AddTech AB, Class B	380,764	12,809,829
Alfa Laval AB	421,670	17,489,112
Security	Shares	Value
Sweden (continued)
Assa Abloy AB, Class B	1,466,091	$44,501,689
Atlas Copco AB, Class A	3,928,981	60,815,504
Atlas Copco AB, Class B	2,283,258	31,704,681
Beijer Ref AB, Class B	564,645	8,612,728
Epiroc AB, Class A	964,882	20,874,941
Epiroc AB, Class B	569,296	11,164,781
EQT AB	542,822	15,686,211
Essity AB, Class B	891,066	25,768,769
Evolution AB(b)	232,484	16,105,236
H & M Hennes & Mauritz AB, Class B	829,208	12,015,703
Hexagon AB, Class B	3,038,652	29,573,871
Indutrade AB	401,525	10,862,712
Investment AB Latour, Class B	217,691	5,874,749
Investor AB, Class B	2,532,589	75,036,709
Lifco AB, Class B	340,114	13,167,426
Nibe Industrier AB, Class B	2,209,097	9,420,476
Saab AB, Class B	467,047	21,747,810
Sagax AB, Class B	159,337	3,621,616
Sandvik AB	545,505	11,261,639
Swedish Orphan Biovitrum AB(a)	284,799	8,662,078
Trelleborg AB, Class B	311,269	10,733,074
		477,511,344
Switzerland — 10.1%
ABB Ltd., Registered	2,313,340	122,169,208
Alcon AG	730,926	71,017,129
Avolta AG, Registered	132,637	6,043,971
Barry Callebaut AG, Registered	5,176	4,640,358
BKW AG	31,122	6,239,566
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,373	20,010,094
Chocoladefabriken Lindt & Spruengli AG, Registered	157	22,237,875
Cie Financiere Richemont SA, Class A, Registered	786,337	138,949,836
EMS-Chemie Holding AG, Registered	6,726	4,959,088
Galderma Group AG	138,994	16,143,542
Geberit AG, Registered	31,729	21,979,322
Givaudan SA, Registered	13,514	65,196,392
Julius Baer Group Ltd.	149,123	9,670,334
Logitech International SA, Registered	222,154	16,881,499
Lonza Group AG, Registered	105,696	75,943,548
Nestle SA, Registered	1,341,323	142,766,911
Novartis AG, Registered	1,441,475	164,410,613
Partners Group Holding AG	33,119	43,394,877
Roche Holding AG, Bearer	46,797	16,279,584
Schindler Holding AG, Participation Certificates, NVS	38,658	14,138,966
Schindler Holding AG, Registered	17,256	6,118,010
SGS SA	110,753	10,816,268
SIG Group AG	222,502	4,292,053
Sika AG, Registered	223,001	55,729,634
Sonova Holding AG, Registered	74,166	22,799,662
Straumann Holding AG	163,028	19,879,113
Temenos AG, Registered	41,100	2,944,008
UBS Group AG, Registered	4,801,521	145,751,925
VAT Group AG(b)	39,444	14,238,892
		1,265,642,278
United Kingdom — 13.3%
Admiral Group PLC	190,651	8,291,882
Antofagasta PLC	575,851	12,637,355
Ashtead Group PLC	637,142	34,107,748
AstraZeneca PLC	2,268,030	324,933,404

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Auto Trader Group PLC(b)	1,302,276	$14,630,882
BAE Systems PLC	4,402,619	102,064,319
Bunzl PLC	313,671	9,856,958
Coca-Cola HBC AG, Class DI	158,500	8,253,684
Compass Group PLC	2,482,882	83,709,925
Croda International PLC	68,851	2,717,804
Diageo PLC	2,115,716	59,410,130
Experian PLC	1,345,344	66,932,268
GSK PLC	6,063,209	119,946,615
Haleon PLC	13,242,622	66,635,155
Halma PLC	553,651	20,436,160
InterContinental Hotels Group PLC	231,751	24,730,137
Intertek Group PLC	154,506	9,488,971
JD Sports Fashion PLC	3,799,683	4,000,328
London Stock Exchange Group PLC	698,433	108,754,031
Marks & Spencer Group PLC	2,986,970	15,521,921
Melrose Industries PLC	1,882,253	10,942,128
Next PLC	172,082	28,389,485
NMC Health PLC, NVS(a)(d)	50,450	1
RELX PLC	2,720,189	148,454,700
Rentokil Initial PLC	3,714,861	17,018,863
Rolls-Royce Holdings PLC	12,440,367	125,927,257
Sage Group PLC (The)	1,464,629	24,281,557
Smith & Nephew PLC	606,131	8,529,828
Spirax Group PLC	69,970	5,514,754
SSE PLC	1,611,880	36,341,562
Unilever PLC	2,355,969	150,004,265
Wise PLC, Class A(a)	977,001	12,814,734
		1,665,278,811
United States — 1.1%
Spotify Technology SA(a)(c)	225,306	138,333,376
Total Common Stocks — 99.2% (Cost: $11,529,935,394)		12,453,453,114
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	166,310	8,360,676
Sartorius AG, Preference Shares, NVS	38,306	9,944,028
		18,304,704
Total Preferred Stocks — 0.2% (Cost: $29,844,338)		18,304,704
Security	Shares	Value
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(a)	452,952	$46,182
Total Rights — 0.0% (Cost: $43,308)		46,182
Total Long-Term Investments — 99.4% (Cost: $11,559,823,040)		12,471,804,000
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	40,044,596	40,060,614
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	7,380,000	7,380,000
Total Short-Term Securities — 0.4% (Cost: $47,436,509)		47,440,614
Total Investments — 99.8% (Cost: $11,607,259,549)		12,519,244,614
Other Assets Less Liabilities — 0.2%		30,601,174
Net Assets — 100.0%		$12,549,845,788

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,017,449	$4,050,954 (a)	$—	$1,640	$(9,429)	$40,060,614	40,044,596	$89,914 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,690,000	2,690,000 (a)	—	—	—	7,380,000	7,380,000	136,384	—
				$1,640	$(9,429)	$47,440,614		$226,298	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	117	06/12/25	$21,839	$218,366
Euro STOXX 50 Index	663	06/20/25	38,604	(543,292)
FTSE 100 Index	104	06/20/25	11,768	(19,928)
				$(344,854)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$336,698,080	$12,116,755,033	$1	$12,453,453,114

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Growth ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$—	$18,304,704	$—	$18,304,704
Rights	46,182	—	—	46,182
Short-Term Securities
Money Market Funds	47,440,614	—	—	47,440,614
	$384,184,876	$12,135,059,737	$1	$12,519,244,614
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$218,366	$—	$218,366
Liabilities
Equity Contracts	—	(563,220)	—	(563,220)
	$—	$(344,854)	$—	$(344,854)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares